Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS — 61.0%
	CORPORATE — 61.0%
	BASIC MATERIALS — 4.2%
242,000	Celanese U.S. Holdings LLC 6.500%, 4/15/2030[2]	$246,648
810,000	First Quantum Minerals, Ltd. 9.375%, 3/1/2029[2,3,4]	850,747
550,000	Kronos International, Inc. 9.500%, 3/15/2029[2,3]	595,072
100,000	SCIL USA Holdings LLC 9.500%, 7/15/2028[2]	124,762
100,000	Stillwater Mining Co. 4.500%, 11/16/2029[2]	96,323
275,000	ViaSat, Inc. 5.625%, 4/15/2027[2,3]	275,270
		2,188,822
	COMMUNICATIONS — 15.3%
1,010,000	Airbnb, Inc. 0.000%, 3/15/2026[5]	1,005,960
224,680	Altice France S.A. 9.500%, 11/1/2029[2,3,4]	230,711
150,000	AMC Networks, Inc. 10.250%, 1/15/2029[2,3]	156,519
242,000	BlackSky Technology, Inc. 8.250%, 8/1/2033[3,5]	279,147
417,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 5/1/2027[2,3]	417,367
250,000	Connect U.S. Finco LLC 9.000%, 9/15/2029[2,3,4]	265,641
300,000	Delivery Hero S.E. 3.250%, 2/21/2030[5]	345,308
	Directv Financing LLC
800,000	8.875%, 2/1/2030[2,3]	810,643
453,000	10.000%, 2/15/2031[2,3]	466,942
701,138	EchoStar Corp. 6.750%, 11/30/2030[2]	714,451
220,000	Frontier Communications Corp. 8.625%, 3/15/2031[2,3]	230,437
218,000	Gray Media, Inc. 10.500%, 7/15/2029[2,3]	234,272
	Hughes Satellite Systems Corp.
550,000	5.250%, 8/1/2026	520,649
512,000	6.625%, 8/1/2026	449,420
250,000	SoftBank Group Corp. 5.125%, 9/19/2027[2,4]	248,406

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
450,000	ViaSat, Inc. 6.500%, 7/15/2028[2,3]	$444,486
1,002,000	Victoria's Secret & Co 4.625%, 7/15/2029[2]	980,468
231,000	Windstream Services LLC 8.250%, 10/1/2031[2,3]	242,112
		8,042,939
	CONSUMER, CYCLICAL — 6.1%
289,000	Allegiant Travel Co. 7.250%, 8/15/2027[2,3]	292,493
800,000	Allwyn Entertainment Financing UK PLC 7.875%, 4/30/2029[2,3,4]	833,970
200,000	Cooper-Standard Automotive, Inc. 13.500%, 3/31/2027[2,3]	207,028
167,407	JetBlue Pass-Through Trust 7.750%, 5/15/2030	170,517
400,000	K Hovnanian Enterprises, Inc. 8.000%, 4/1/2031[2,3]	410,031
59,000	Mattel, Inc. 5.875%, 12/15/2027[2,3]	59,024
60,000	Petco Health & Wellness Co., Inc. 8.250%, 2/1/2031[2,3]	60,307
500,000	Scientific Games International, Inc. 7.250%, 11/15/2029[2,3]	513,576
134,000	Scotts Miracle-Gro Co. 5.250%, 12/15/2026[2]	134,575
200,000	United Airlines, Inc. 4.375%, 4/15/2026[2,3]	199,967
50,000	Victra Holdings LLC 8.750%, 9/15/2029[2,3]	52,677
260,000	Wyndham Destinations, Inc. 6.625%, 7/31/2026[2,3]	261,121
		3,195,286
	CONSUMER, NON-CYCLICAL — 10.4%
400,000	Alarm.com Holdings, Inc. 2.250%, 6/1/2029[5]	379,400
350,000	Alta Equipment Group, Inc. 9.000%, 6/1/2029[2,3]	334,637
	Block, Inc.
471,000	2.750%, 6/1/2026[2]	468,454
500,000	5.625%, 8/15/2030[2,3]	509,170
250,000	Endo Finance Holdings, Inc. 8.500%, 4/15/2031[2,3]	264,815

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
325,000	Herbalife Ltd. 4.250%, 6/15/2028[4,5]	$424,125
	HLF Financing Sarl LLC / Herbalife International, Inc.
300,000	12.250%, 4/15/2029[2,3]	322,773
86,000	4.875%, 6/1/2029[2,3]	81,702
25,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. 9.000%, 2/15/2029[2,3]	26,283
	Radiology Partners, Inc.
818,513	9.781%, 2/15/2030[2,3]	819,536
250,000	8.500%, 7/15/2032[2,3]	262,805
197,000	Shift4 Payments, Inc. 0.500%, 8/1/2027[5]	189,711
500,000	Spectrum Brands, Inc. 3.375%, 6/1/2029[5]	484,375
868,000	United Rentals North America, Inc. 6.000%, 12/15/2029[2,3]	890,398
		5,458,184
	ENERGY — 7.7%
975,000	CITGO Petroleum Corp. 8.375%, 1/15/2029[2,3]	1,016,637
	CVR Energy, Inc.
475,000	8.500%, 1/15/2029[2,3]	495,732
400,000	7.500%, 2/15/2031[2,3]	399,875
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
350,000	7.125%, 6/1/2028[2,3]	352,513
200,000	8.625%, 3/15/2029[2,3]	209,120
450,000	NextEra Energy Partners LP 2.500%, 6/15/2026[3,5]	442,710
	PBF Holding Co. LLC / PBF Finance Corp.
240,000	6.000%, 2/15/2028[2]	239,746
635,000	9.875%, 3/15/2030[2,3]	673,792
226,000	Talos Production, Inc. 9.000%, 2/1/2029[2,3]	235,617
		4,065,742
	FINANCIAL — 4.4%
400,000	HAT Holdings I LLC / HAT Holdings II LLC 3.750%, 9/15/2030[3]	373,277
1,245,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 9.750%, 1/15/2029[2]	1,253,627
200,000	Service Properties Trust 8.625%, 11/15/2031[2,3]	210,219

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
182,000	StoneX Group, Inc. 7.875%, 3/1/2031[2,3]	$193,741
269,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 4.750%, 4/15/2028[2,3]	268,561
		2,299,425
	INDUSTRIAL — 4.1%
771,750	INNOVATE Corp. 10.500%, 2/1/2027[3]	665,634
110,000	Mauser Packaging Solutions Holding Co. 7.875%, 4/15/2030[2,3]	112,152
456,000	Rand Parent LLC 8.500%, 2/15/2030[2,3]	476,664
400,000	RXO, Inc. 7.500%, 11/15/2027[2,3]	408,732
421,000	Tutor Perini Corp. 11.875%, 4/30/2029[2,3]	464,874
		2,128,056
	TECHNOLOGY — 5.9%
160,000	Cloud Software Group, Inc. 6.500%, 3/31/2029[2,3]	159,302
650,000	Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028[2,3]	652,042
450,000	CSG Systems International, Inc. 3.875%, 9/15/2028[5]	547,988
175,000	Diebold Nixdorf, Inc. 7.750%, 3/31/2030[2,3]	185,780
466,000	Evolent Health, Inc. 4.500%, 8/15/2031[3,5]	297,949
425,000	NCR Atleos Escrow Corp. 9.500%, 4/1/2029[2,3]	455,721
154,000	Super Micro Computer, Inc. 2.250%, 7/15/2028[3,5]	150,199
600,000	X.AI LLC 12.500%, 6/30/2030[2]	662,542
		3,111,523
	UTILITIES — 2.9%
597,000	NRG Energy, Inc. 5.750%, 7/15/2029[2,3]	601,286

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
910,000	PG&E Corp. 4.250%, 12/1/2027[5]	$926,380
		1,527,666
	TOTAL CORPORATE
	(Cost $31,386,505)	32,017,643

	TOTAL BONDS
	(Cost $31,386,505)	32,017,643

Number of Shares
	COMMON STOCKS — 1.9%
	CONSUMER, CYCLICAL — 1.5%
9,684	Franchise Group Parent, LLC[6]	—
9,684	Fusion LLC	348,624
18,775	Recovery Solutions Group, LLC[6]	413,054
28,769	Spirit Aviation Holdings, Inc.	8,631
		770,309
	CONSUMER, NON-CYCLICAL — 0.1%
448	Mallinckrodt PLC[4,6]	43,232
448	Par Health, Inc.[6]	4,032
9,044	Wellpath Holdings, Inc[6]	9,044
		56,308
	ENERGY — 0.3%
9,219	Enviva Holdings LP	140,014
100,000	Enviva Holdings LP6	—
		140,014
	TOTAL COMMON STOCKS
	(Cost $1,731,402)	966,631

Principal Amount
	LEVERAGED LOANS — 23.8%
1,298,125	AMC Entertainment Holdings, Inc. 10.731% (1-Month Term SOFR+700 basis points), 1/4/2029[2,7,8,9]	1,292,199
	AP Core Holdings II LLC
75,000	10.933% (1-Month USD Libor+550 basis points), 9/1/2027[2,7,9]	74,944
847,641	10.945% (1-Month Term SOFR+550 basis points), 9/1/2027[2,7,9]	846,878
78,505	Asurion LLC 10.708% (1-Month Term SOFR+525 basis points), 1/22/2029[2,7,9]	78,603
495,000	Chinos Intermediate 2 LLC 10.855% (1-Month Term SOFR+600 basis points), 9/29/2031[2,7,9]	395,896

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal Amount		Value
	LEVERAGED LOANS (Continued)
295,431	Delek U.S. Holdings, Inc. 8.944% (1-Month Term SOFR+350 basis points), 11/19/2029[2,7,9]	$295,169
393,000	Delivery Hero S.E. 5.130%, 12/20/2029[2,7,9]	393,982
98,500	DS Parent, Inc. 9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[2,7,9]	89,019
450,000	Eyecare Partners LLC 10.043% (3-Month Term SOFR+575 basis points), 8/31/2028[7,9]	447,001
	First Brands Group LLC
799,008	10.671%, 6/29/2026[7,9]	6,296
320,985	14.129% (1-Month Term SOFR+155 basis points), 6/29/2026[7,9]	48,416
58,179	5.000% (3-Month Term SOFR+500 basis points), 3/30/2027[2,7,9]	325
313,782	10.591% (3-Month Term SOFR+500 basis points), 3/30/2027[2,7,9]	1,752
400,000	Frontier Communications Corp. 5.000%, 5/1/2028[2,3,7]	400,252
436,090	HLF Financing Sarl LLC / Herbalife International, Inc. 11.062% (1-Month Term SOFR+675 basis points), 4/12/2029[2,7,9]	441,814
	Lasership, Inc.
268,143	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[7,9]	74,544
943,081	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[7,9]	715,058
798,000	LendingTree, Inc. 8.841% (1-Month Term SOFR+425 basis points), 8/21/2030[2,7,9]	800,992
969,857	Likewize Corp. 10.350% (1-Month Term SOFR+575 basis points), 8/15/2029[2,7,9]	932,677
205,054	New WPCC Parent LLC 13.798% (1-Month Term SOFR+950 basis points), 5/9/2030[6,7,9]	205,054
	Numericable U.S. LLC
303,088	4.125% (1-Month Term SOFR+412.5 basis points), 4/28/2028[7,9]	303,467
475,260	6.875% (1-Month Term SOFR+687.5 basis points), 5/15/2031[7,9]	483,378
250,000	Oregon Tool Lux LP 9.674% (3-Month Term SOFR+525 basis points), 10/15/2029[4,7,9]	254,922
252,106	Pretium PKG Holdings, Inc. 5.000% (3-Month Term SOFR+500 basis points), 10/2/2028[7,9]	261,785
340,544	Recovery Solutions Group LLC 12.800%, 1/27/2030[7,9]	335,436
633,750	Restaurant Brands International 5.607% (1-Month Term SOFR+125 basis points), 9/21/2028[4,7,9]	625,432
	Spirit Airlines
651,891	11.679% (1-Month Term SOFR+800 basis points), 3/5/2029[6,7]	537,810
110,050	11.680%, 3/5/2029[6,7]	107,299
224,674	12.048%, 3/5/2029[6,7]	219,058
196,044	11.679% (1-Month Term SOFR+800 basis points), 12/31/2030[6,7]	39,209
55,721	11.680%, 12/31/2030[6,7]	54,328
523,183	Viasat, Inc. 9.833% (1-Month Term SOFR+450 basis points), 3/4/2029[2,7,9]	523,102

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal Amount		Value
	LEVERAGED LOANS (Continued)
48,875	8.917% (1-Month Term SOFR+450 basis points), 5/30/2030[2,7,9]	$48,778
660,795	West Technology Group LLC 8.541% (3-Month Term SOFR+400 basis points), 4/10/2027[7,9]	209,185
250,000	Windstream Services LLC 9.750% (1-Month Term SOFR+475 basis points), 9/26/2031[2,7,9]	252,188
650,000	X Corp. 9.500% (Fixed+0 basis points), 10/29/2029[2,7]	673,887
	TOTAL LEVERAGED LOANS
	(Cost $14,475,826)	12,470,135

Number of Shares
	PREFERRED STOCKS — 0.2%
	CONSUMER, NON-CYCLICAL — 0.2%
8,763	Wellpath Holdings, Inc 0.000%, [6]	122,686
	TOTAL PREFERRED STOCKS
	(Cost $88,939)	122,686
	WARRANTS — 0.0%
	CONSUMER, CYCLICAL — 0.0%
5,680	Spirit Airlines, Expiration Date: March 12, 2030	1,704
	TOTAL WARRANTS
	(Cost $—)	1,704
	SHORT-TERM INVESTMENTS — 12.8%
6,714,095	Fidelity Institutional Government Portfolio Class I, 3.69%[10]	6,714,095
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,714,095)	6,714,095

	TOTAL INVESTMENTS — 99.7%
	(Cost $54,396,767)	$52,292,894
	Other Assets in Excess of Liabilities — 0.3%	171,841
	TOTAL NET ASSETS — 100.0%	$52,464,735

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,804,060, which represents 41.56% of Net Assets.
[4]	Foreign security denominated in U.S. dollars.
[5]	Convertible security.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 3.34% of Net Assets. The total value of these securities is $1,754,806.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

[7]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.
[9]	Floating rate security.
[10]	The rate is the annualized seven-day yield at period end.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Setlement Date	Currency Amount Sold	Value At Settlement Date	Value At January 31, 2026	Unrealized Appreciation (Depreciation)
Euro	Pershing, LLC.	EUR per USD	2/11/2026	(525,000)	$(612,728)	$(622,652)	$(9,924)
Euro	Pershing, LLC.	EUR per USD	2/17/2026	(110,000)	(129,437)	(130,494)	(1,057)
Euro	Pershing, LLC.	EUR per USD	2/27/2026	(295,000)	(348,366)	(350,110)	(1,744)
Euro	Pershing, LLC.	EUR per USD	3/12/2026	(535,000)	(625,468)	(635,458)	(9,990)
					(1,715,999)	(1,738,714)	(22,715)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,715,999)	$(1,738,714)	$(22,715)

EUR – Euro